December 19, 2014

Via Electronic Transmission

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           LoCorr Investment Trust
File Nos. 811-22509 and 333-171360

Ladies and Gentlemen:

On behalf of LoCorr Investment Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 19 to the Trust's Registration Statement (the "Amendment").  The purpose of this filing is to register shares of the LoCorr Multi-Strategy Fund.  If you have any questions concerning this filing, please contact Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla